Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Maturity of foreign exchange derivatives	24 months
After-tax gains (losses) deferred in AOCI of foreign exchange derivatives to be reclassified to earnings over the next 12 months	$ (9)
Foreign Exchange Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount	7,600	$ 6,900
Interest Rate Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount	$ 4,900	$ 3,900